Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 338,160	$ 425,940	$ 425,215
Cost of sales	(313,373)	(389,692)	(385,527)
Gross profit	24,787	36,248	39,688
Other operating income	385	805	5,084
Selling, general and administrative expenses	(25,051)	(26,924)	(27,248)
Other operating expenses	(770)	(1,445)	(909)
Operating (loss) /profit	(649)	8,684	16,615
Finance costs	(1,012)	(1,378)	(1,221)
Finance income	506	482	876
Share of loss of associates	(3)	(3)	(3)
Loss on liquidation of a subsidiary			(261)
Exchange gain	1,550	1,741	2,784
Other income	717	1,817	214
Other expense	(3)	(11)	(336)
Profit before tax	1,106	11,332	18,668
Income tax expense	(2,057)	(3,886)	(5,140)
(Loss) /Profit for the year	(951)	7,446	13,528
Attributable to:
Equity holders of the parent	(1,632)	2,928	8,720
Non-controlling interests	681	4,518	4,808
(Loss) /Profit for the year	$ (951)	$ 7,446	$ 13,528
(Loss) /earnings per share
Basic and diluted (loss)/profit for the year attributable to equity holders of the parent	$ (0.12)	$ 0.21	$ 0.63